DEBT (Unsecured Revolving Credit Facility and Unsecured Senior Notes) (Narrative) (Details) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 05, 2014	Mar. 29, 2010	Mar. 07, 2003	Jan. 31, 2016	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 02, 2015
Debt Instrument [Line Items]
Repayments of unsecured debt					$ 89,046,000		$ 326,051,000
Gain on repurchase of debt					$ (2,382,000)		26,516,000
Interest paid, net							108,712,000	$ 209,716,000	$ 0
Professional fees							2,782,000	$ 15,258,000	$ 14,950,000
Parent Company [Member]
Debt Instrument [Line Items]
Repayments of unsecured debt							$ 326,051,000
8.125% Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, description							The 8.125% Notes (i) are the Company's general, unsecured obligations and rank equally and ratably in right of payment with its existing and future unsecured senior indebtedness; (ii) may not be redeemed prior to their respective maturity dates; (iii) are subject to repurchase upon certain changes of ownership or control (as further described below); (iv) are subject to certain covenants and limitations, including that the Company may not, directly or indirectly, Incur, as such term (and all capitalized terms hereafter in this paragraph) are defined within the applicable indenture, assume or suffer to exist any Mortgage on or with respect to any property or assets, now owned or hereafter acquired, to secure any present or future Designated Debt without making effective provision for securing the notes in certain circumstances; and (v) restrict the Company's ability to merge or consolidate with another person. Upon a "Change of Control Triggering Event," which requires both a ‘‘Change of Control'' and a ‘‘Rating Decline," as such terms are defined within the 8.125% Notes indenture, we would be obligated to make an offer to purchase all outstanding 8.125% Notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest thereon to the date of purchase. Additionally, upon certain Events of Default, the Trustee or the Holders of not less than 25% in aggregate principal amount of the outstanding 8.125% Notes may declare the entire unpaid principal of and accrued interest on the 8.125% Notes to be due and payable immediately.
Debt instrument, face amount		$ 300,000,000
Debt instrument, maturity date		Mar. 30, 2018			Mar. 30, 2018
Debt instrument, interest rate, stated percentage		8.125%			8.125%		8.125%	8.125%
Debt instrument, redemption price, percentage	101.00%
Debt instrument, minimum aggregate percentage, for holders to call entire unpaid principal and interst due	25.00%
Repayments of unsecured debt							$ 181,036,000
8.125% Notes due 2018 [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Mar. 30, 2018	Mar. 30, 2018
7.50% Notes due 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 146,000,000
Debt instrument, maturity date			Feb. 15, 2024		Feb. 15, 2024
Debt instrument, interest rate, stated percentage			7.50%		7.50%		7.50%	7.50%
Repayments of unsecured debt					$ 294,000		$ 102,000
Gain on repurchase of debt					$ 50,000
7.50% Notes due 2024 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of unsecured debt				$ 294,000
7.50% Notes due 2024 [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Feb. 15, 2024	Feb. 15, 2024
Debt instrument, interest rate, stated percentage							7.50%	7.50%
7.50% Notes due 2024 [Member] | Parent Company [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayments of unsecured debt				$ 294,000
7.50% Election 1 Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 6,508,000
Debt instrument, interest rate, stated percentage								7.50%
Repayments of unsecured debt							$ 6,508,000
7.50% Election 1 Notes due 2021 [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Feb. 15, 2021	Feb. 15, 2021
Debt instrument, interest rate, stated percentage							7.50%	7.50%
7.50% Election 2 Notes due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 138,708,000
Debt instrument, maturity date					Feb. 15, 2021
Debt instrument, interest rate, stated percentage					7.50%		7.50%	7.50%
Repayments of unsecured debt							$ 138,405,000
7.50% Election 2 Notes due 2021 [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Feb. 15, 2021	Feb. 15, 2021
Debt instrument, interest rate, stated percentage							7.50%	7.50%
7.50 % Election 1 and 2 Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Feb. 15, 2021
Debt instrument, interest rate, stated percentage	7.50%
8.125% Notes, Election 1 Notes, Election 2 Notes, 2024 Notes [Member]
Debt Instrument [Line Items]
Repayments of unsecured debt						$ 101,092,000
Debt instrument, repurchased face amount										$ 119,076,000
Tender Offers and Consent Solicitations [Member]
Debt Instrument [Line Items]
Gain on repurchase of debt							$ 26,516,000
Payments of debt issuance costs							10,326,000
Professional fees							3,099,000
Tender Offers and Consent Solicitations [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Gain on repurchase of debt							26,516,000
Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Recapitalization costs							$ 3,578,000